REVENUE RECOGNITION REVENUE RECOGNITION - Contract Balances (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Contract assets	$ 627	$ 521
Deferred revenue - current	2,212	2,379
Deferred revenue - long-term	108	85
Total deferred revenue	2,320	2,464	$ 2,458
Trade Accounts Receivable
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable, trade, net	$ 36,547	$ 49,857